Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	ALLIANCEBERNSTEIN BOND FUND INC
Central Index Key	0000003794
Amendment Flag	false
Document Creation Date	Jan 30, 2013
Document Effective Date	Jan 31, 2013
Prospectus Date	Jan 31, 2013

AllianceBernstein Intermediate Bond Portfolio
ALLIANCEBERNSTEIN INTERMEDIATE BOND PORTFOLIO
INVESTMENT OBJECTIVE
The Fund's investment objective is to generate income and price appreciation without assuming what the Adviser considers undue risk.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 43 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 108 of the Funds' SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AllianceBernstein Intermediate Bond Portfolio	CLASS A SHARES		CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]			(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	3.00%	[2]	1.00%	[3]	none	none	none	none
Exchange Fee	none		none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the third year.
[3]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein Intermediate Bond Portfolio		CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees		0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.14%	0.20%	0.16%	0.14%	0.25%	0.20%	0.12%
Other Expenses		0.10%	0.09%	0.09%	0.10%	0.09%	0.09%	0.09%
Total Other Expenses		0.24%	0.29%	0.25%	0.24%	0.34%	0.29%	0.21%
Total Annual Fund Operating Expenses		0.99%	1.74%	1.70%	0.69%	1.29%	0.99%	0.66%
Fee Waiver and/or Expense Reimbursement	[1]	(0.09%)	(0.14%)	(0.10%)	(0.09%)	(0.19%)	(0.14%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	0.90%	1.60%	1.60%	0.60%	1.10%	0.85%	0.60%
[1]	Restated to reflect current expenses.
[2]	The fee waiver and/or expense reimbursements will remain in effect until January 31, 2014 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to that date.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein Intermediate Bond Portfolio (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	513	463	263	61	112	87	61
After 3 Years	718	635	526	212	391	302	205
After 5 Years	941	932	914	375	690	534	362
After 10 Years	1,579	1,661	2,002	851	1,542	1,202	817

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption AllianceBernstein Intermediate Bond Portfolio (USD $)	CLASS B	CLASS C
After 1 Year	163	163
After 3 Years	535	526
After 5 Years	932	914
After 10 Years	1,661	2,002

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 110% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. The Fund expects to invest in readily marketable fixed-income securities with a range of maturities from short- to long-term and relatively attractive yields that do not involve undue risk of loss of capital. The Fund expects to invest in fixed-income securities with a dollar-weighted average maturity of between three to ten years and an average duration of three to six years. The Fund may invest up to 25% of its net assets in below investment grade bonds. The Fund may use leverage for investment purposes.

The Fund may invest without limit in U.S. Dollar-denominated foreign fixed-income securities and may invest up to 25% of its assets in non-U.S. Dollar-denominated foreign fixed-income securities. These investments may include, in each case, developed and emerging market debt securities.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund may invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments and preferred stock, and may use other investment techniques. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures, forwards, or swaps.
PRINCIPAL RISKS
  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.
  BELOW INVESTMENT GRADE SECURITIES: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.
  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  PREPAYMENT RISK: The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.
  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effects of changes in interest rates and any increase or decrease in the value of the Fund's investments.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on “Individuals--U.S.” then “Products & Performance”).

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 7.86% IN THE 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -4.57% IN THE 3RD QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)
Average Annual Total Returns AllianceBernstein Intermediate Bond Portfolio		1 YEAR		5 YEARS		10 YEARS		Inception Date
CLASS A	[1]	1.09%		5.12%		4.44%
CLASS A Return After Taxes on Distributions	[1]	0.12%		3.67%		2.95%
CLASS A Return After Taxes on Distributions and Sale of Fund Shares	[1]	0.69%		3.50%		2.89%
CLASS B		1.87%		5.34%		4.50%
CLASS C		3.85%		5.32%		4.18%
ADVISOR CLASS		5.89%		6.38%		5.21%
CLASS R		5.36%	[2]	5.83%	[2]	4.68%	[2]	Nov 3, 2003
CLASS K		5.62%	[2]	6.10%	[2]	4.95%	[2]	Mar 1, 2005
CLASS I		5.88%	[2]	6.40%	[2]	5.22%	[2]	Mar 1, 2005
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%		5.95%		5.18%
[1]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception dates for Class R shares: 11/03/03, and Class K and Class I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of Class K and Class I shares, respectively.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BOND FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
AllianceBernstein Intermediate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN INTERMEDIATE BOND PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to generate income and price appreciation without assuming what the Adviser considers undue risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 43 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 108 of the Funds' SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 110% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the third year. For Class C shares, the CDSC is 0% after the first year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. The Fund expects to invest in readily marketable fixed-income securities with a range of maturities from short- to long-term and relatively attractive yields that do not involve undue risk of loss of capital. The Fund expects to invest in fixed-income securities with a dollar-weighted average maturity of between three to ten years and an average duration of three to six years. The Fund may invest up to 25% of its net assets in below investment grade bonds. The Fund may use leverage for investment purposes.

The Fund may invest without limit in U.S. Dollar-denominated foreign fixed-income securities and may invest up to 25% of its assets in non-U.S. Dollar-denominated foreign fixed-income securities. These investments may include, in each case, developed and emerging market debt securities.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

		The Fund may invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments and preferred stock, and may use other investment techniques. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures, forwards, or swaps.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.
  BELOW INVESTMENT GRADE SECURITIES: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.
  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  PREPAYMENT RISK: The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.
  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effects of changes in interest rates and any increase or decrease in the value of the Fund's investments.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on “Individuals--U.S.” then “Products & Performance”).

		The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Fund's performance changed from year to year over ten years; and how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 7.86% IN THE 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -4.57% IN THE 3RD QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
AllianceBernstein Intermediate Bond Portfolio | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.14%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[2],[3]
After 1 Year	rr_ExpenseExampleYear01	513
After 3 Years	rr_ExpenseExampleYear03	718
After 5 Years	rr_ExpenseExampleYear05	941
After 10 Years	rr_ExpenseExampleYear10	1,579
03	rr_AnnualReturn2003	3.69%
04	rr_AnnualReturn2004	3.48%
05	rr_AnnualReturn2005	1.94%
06	rr_AnnualReturn2006	3.97%
07	rr_AnnualReturn2007	5.68%
08	rr_AnnualReturn2008	(8.26%)
09	rr_AnnualReturn2009	19.18%
10	rr_AnnualReturn2010	9.20%
11	rr_AnnualReturn2011	6.39%
12	rr_AnnualReturn2012	5.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.57%)
1 YEAR	rr_AverageAnnualReturnYear01	1.09%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	5.12%	[4]
10 YEARS	rr_AverageAnnualReturnYear10	4.44%	[4]
AllianceBernstein Intermediate Bond Portfolio | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.60%	[2],[3]
After 1 Year	rr_ExpenseExampleYear01	463
After 3 Years	rr_ExpenseExampleYear03	635
After 5 Years	rr_ExpenseExampleYear05	932
After 10 Years	rr_ExpenseExampleYear10	1,661
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	535
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	932
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,661
1 YEAR	rr_AverageAnnualReturnYear01	1.87%
5 YEARS	rr_AverageAnnualReturnYear05	5.34%
10 YEARS	rr_AverageAnnualReturnYear10	4.50%
AllianceBernstein Intermediate Bond Portfolio | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.60%	[2],[3]
After 1 Year	rr_ExpenseExampleYear01	263
After 3 Years	rr_ExpenseExampleYear03	526
After 5 Years	rr_ExpenseExampleYear05	914
After 10 Years	rr_ExpenseExampleYear10	2,002
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	526
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	914
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,002
1 YEAR	rr_AverageAnnualReturnYear01	3.85%
5 YEARS	rr_AverageAnnualReturnYear05	5.32%
10 YEARS	rr_AverageAnnualReturnYear10	4.18%
AllianceBernstein Intermediate Bond Portfolio | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.14%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%	[2],[3]
After 1 Year	rr_ExpenseExampleYear01	61
After 3 Years	rr_ExpenseExampleYear03	212
After 5 Years	rr_ExpenseExampleYear05	375
After 10 Years	rr_ExpenseExampleYear10	851
1 YEAR	rr_AverageAnnualReturnYear01	5.89%
5 YEARS	rr_AverageAnnualReturnYear05	6.38%
10 YEARS	rr_AverageAnnualReturnYear10	5.21%
AllianceBernstein Intermediate Bond Portfolio | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2],[3]
After 1 Year	rr_ExpenseExampleYear01	112
After 3 Years	rr_ExpenseExampleYear03	391
After 5 Years	rr_ExpenseExampleYear05	690
After 10 Years	rr_ExpenseExampleYear10	1,542
1 YEAR	rr_AverageAnnualReturnYear01	5.36%	[7]
5 YEARS	rr_AverageAnnualReturnYear05	5.83%	[7]
10 YEARS	rr_AverageAnnualReturnYear10	4.68%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
AllianceBernstein Intermediate Bond Portfolio | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[2],[3]
After 1 Year	rr_ExpenseExampleYear01	87
After 3 Years	rr_ExpenseExampleYear03	302
After 5 Years	rr_ExpenseExampleYear05	534
After 10 Years	rr_ExpenseExampleYear10	1,202
1 YEAR	rr_AverageAnnualReturnYear01	5.62%	[7]
5 YEARS	rr_AverageAnnualReturnYear05	6.10%	[7]
10 YEARS	rr_AverageAnnualReturnYear10	4.95%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005
AllianceBernstein Intermediate Bond Portfolio | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%	[2],[3]
After 1 Year	rr_ExpenseExampleYear01	61
After 3 Years	rr_ExpenseExampleYear03	205
After 5 Years	rr_ExpenseExampleYear05	362
After 10 Years	rr_ExpenseExampleYear10	817
1 YEAR	rr_AverageAnnualReturnYear01	5.88%	[7]
5 YEARS	rr_AverageAnnualReturnYear05	6.40%	[7]
10 YEARS	rr_AverageAnnualReturnYear10	5.22%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005
AllianceBernstein Intermediate Bond Portfolio | Return After Taxes on Distributions | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.12%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	3.67%	[4]
10 YEARS	rr_AverageAnnualReturnYear10	2.95%	[4]
AllianceBernstein Intermediate Bond Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.69%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	3.50%	[4]
10 YEARS	rr_AverageAnnualReturnYear10	2.89%	[4]
AllianceBernstein Intermediate Bond Portfolio | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	4.21%
5 YEARS	rr_AverageAnnualReturnYear05	5.95%
10 YEARS	rr_AverageAnnualReturnYear10	5.18%

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	Restated to reflect current expenses.
[3]	The fee waiver and/or expense reimbursements will remain in effect until January 31, 2014 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to that date.
[4]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[5]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the third year.
[6]	For Class C shares, the CDSC is 0% after the first year.
[7]	Inception dates for Class R shares: 11/03/03, and Class K and Class I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of Class K and Class I shares, respectively.

AllianceBernstein Limited Duration High Income Portfolio
ALLIANCEBERNSTEIN LIMITED DURATION HIGH INCOME PORTFOLIO
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek the highest level of income that is available without assuming what the Adviser considers to be undue risk to principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund--Sales Charge Reduction Programs for Class A Shares on page 43 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 108 of the Funds' SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AllianceBernstein Limited Duration High Income Portfolio (USD $)	CLASS A SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none
Exchange Fee	none		none		none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein Limited Duration High Income Portfolio		Class A	Class C	Advisor Class
Management Fees		0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	none
Other Expenses: Transfer Agent		0.08%	0.13%	0.20%
Other Expenses		0.90%	0.92%	1.13%
Total Other Expenses		0.98%	1.05%	1.33%
Total Annual Fund Operating Expenses		1.88%	2.65%	1.93%
Fee Waiver and/or Expense Reimbursement		(0.83%)	(0.90%)	(1.18%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.05%	1.75%	0.75%
[1]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through December 7, 2014 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding 1.05%, 1.75% and 0.75% of average daily net assets, respectively, for Class A, Class C shares and Advisor Class shares (excluding acquired fund fees and expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until December 7, 2014, provided that no reimbursement payment will be made that would cause the Fund's total annual Fund operating expenses to exceed the percentages in the preceding sentence or cause the total of the payments to exceed the Fund's total initial offering expenses.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein Limited Duration High Income Portfolio (USD $)	Class A	Class C		Advisor Class
After 1 Year	528	278	[1]	77
After 3 Years	832	647		369
After 5 Years	1,245	1,239		815
After 10 Years	2,398	2,845		2,055
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in fixed-income securities, with an emphasis on corporate fixed-income securities rated below investment grade (high-yield securities or “junk bonds”), unrated securities considered by the Adviser to be of comparable quality, and related derivatives. Under normal circumstances, the Fund will maintain a dollar-weighted average duration of less than four years, although it may invest in individual fixed-income securities with durations in excess of four years.

The Fund may also invest in investment grade fixed-income securities, high-yield securities of governments and government-related issuers, loan participations and, to a lesser extent, equity securities, and derivatives related to these instruments. The Fund will not invest more than 10% of its net assets in securities rated at or below Caa1 by Moody's, CCC+ by S&P or CCC by Fitch at time of purchase. (For this purpose of this 10% limit, the Fund will rely on the highest rating from any of the three rating agencies, and the notional amount of derivatives related to these instruments will be counted).

The Fund will invest on a global basis, including securities of issuers in both developed and emerging market countries. The Fund may invest in securities denominated in foreign currencies, although it expects to frequently use hedging instruments to attempt to limit the currency exposure resulting from such investments.

In selecting securities for purchase or sale by the Fund, the Adviser will attempt to take advantage of inefficiencies that it believes exist in the global fixed-income markets. These inefficiencies arise from investor behavior, market complexity, and the investment limitations to which investors are subject. The Adviser will combine its quantitative forecasts with fundamental economic and credit research in seeking to exploit these inefficiencies.

The Adviser will employ strategies to manage the Fund's volatility relative to the global high-yield market. Such strategies may include shortening the duration of the Fund, adding higher rated investments, investing in various fixed-income sectors with relatively low correlation among them, and using hedging strategies that seek to provide protection from substantial market downturns. The Adviser will utilize different combinations of the above strategies at different points in time, taking into consideration, among other factors, the shape of the credit curve, the relative effect on yield associated with changes in credit quality, and the cost of hedging strategies.

The Fund expects to use derivatives, such as options, futures, forwards and swaps, to a significant extent. Derivatives may provide more efficient and economical exposure to market segments than direct investments, and may also be a quicker and more efficient way to alter the Fund's exposure. For example, the Fund may use credit default and interest rate swaps to gain exposure to the fixed-income markets. In determining when and to what extent to enter into derivative transactions, the Adviser will consider factors such as the risks and returns of these investments relative to direct investments and the costs of such transactions. Derivatives such as options and forwards may also be used for hedging purposes, including to hedge against interest rate, credit market and currency fluctuations.
PRINCIPAL RISKS
  MARKET RISK: The value of the Fund's assets will fluctuate as the stock, bond, currency and commodity markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default causing a loss of the full principal amount of a security or the amount to which the Fund is entitled in a derivative transaction. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.
  BELOW INVESTMENT GRADE SECURITIES RISK: Investments in fixed-income securities with lower ratings, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.
  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund's assets can decline as can the real value of the Fund's distributions.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  DIVERSIFICATION RISK: The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund's net asset value, or NAV.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed over the life of the Fund; and
  how the Fund's average annual returns for one year and over the life of the Fund compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on “Individuals--U.S.” then “Products & Performance”).

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 3.47% IN THE 3RD QUARTER, 2012; AND WORST QUARTER WAS DOWN -1.71% IN THE 2ND QUARTER, 2012.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012)
Average Annual Total Returns AllianceBernstein Limited Duration High Income Portfolio		1 YEAR		SINCE INCEPTION		Inception Date
Class A	[2]	7.16%	[1]	7.14%	[1]	Dec 7, 2011
Class A Return After Taxes on Distributions	[2]	5.27%	[1]	5.25%	[1]	Dec 7, 2011
Class A Return After Taxes on Distributions and Sale of Fund Shares	[2]	4.60%	[1]	4.95%	[1]	Dec 7, 2011
Class C		9.93%	[1]	10.64%	[1]	Dec 7, 2011
Advisor Class		12.25%	[1]	11.72%	[1]	Dec 7, 2011
Barclays Capital Global High Yield 1-5 Year Index (U.S. dollar hedged) (reflects no deduction for fees, expenses, or taxes)		17.76%		17.29%		Dec 7, 2011
[1]	Inception date for Class A, Class C and Advisor Class shares: 12/07/11
[2]	After-tax returns: Are shown for Class A shares only and will vary for Class C shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BOND FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
AllianceBernstein Limited Duration High Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN LIMITED DURATION HIGH INCOME PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek the highest level of income that is available without assuming what the Adviser considers to be undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund--Sales Charge Reduction Programs for Class A Shares on page 43 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 108 of the Funds' SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 7, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in fixed-income securities, with an emphasis on corporate fixed-income securities rated below investment grade (high-yield securities or “junk bonds”), unrated securities considered by the Adviser to be of comparable quality, and related derivatives. Under normal circumstances, the Fund will maintain a dollar-weighted average duration of less than four years, although it may invest in individual fixed-income securities with durations in excess of four years.

The Fund may also invest in investment grade fixed-income securities, high-yield securities of governments and government-related issuers, loan participations and, to a lesser extent, equity securities, and derivatives related to these instruments. The Fund will not invest more than 10% of its net assets in securities rated at or below Caa1 by Moody's, CCC+ by S&P or CCC by Fitch at time of purchase. (For this purpose of this 10% limit, the Fund will rely on the highest rating from any of the three rating agencies, and the notional amount of derivatives related to these instruments will be counted).

The Fund will invest on a global basis, including securities of issuers in both developed and emerging market countries. The Fund may invest in securities denominated in foreign currencies, although it expects to frequently use hedging instruments to attempt to limit the currency exposure resulting from such investments.

In selecting securities for purchase or sale by the Fund, the Adviser will attempt to take advantage of inefficiencies that it believes exist in the global fixed-income markets. These inefficiencies arise from investor behavior, market complexity, and the investment limitations to which investors are subject. The Adviser will combine its quantitative forecasts with fundamental economic and credit research in seeking to exploit these inefficiencies.

The Adviser will employ strategies to manage the Fund's volatility relative to the global high-yield market. Such strategies may include shortening the duration of the Fund, adding higher rated investments, investing in various fixed-income sectors with relatively low correlation among them, and using hedging strategies that seek to provide protection from substantial market downturns. The Adviser will utilize different combinations of the above strategies at different points in time, taking into consideration, among other factors, the shape of the credit curve, the relative effect on yield associated with changes in credit quality, and the cost of hedging strategies.

		The Fund expects to use derivatives, such as options, futures, forwards and swaps, to a significant extent. Derivatives may provide more efficient and economical exposure to market segments than direct investments, and may also be a quicker and more efficient way to alter the Fund's exposure. For example, the Fund may use credit default and interest rate swaps to gain exposure to the fixed-income markets. In determining when and to what extent to enter into derivative transactions, the Adviser will consider factors such as the risks and returns of these investments relative to direct investments and the costs of such transactions. Derivatives such as options and forwards may also be used for hedging purposes, including to hedge against interest rate, credit market and currency fluctuations.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MARKET RISK: The value of the Fund's assets will fluctuate as the stock, bond, currency and commodity markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default causing a loss of the full principal amount of a security or the amount to which the Fund is entitled in a derivative transaction. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.
  BELOW INVESTMENT GRADE SECURITIES RISK: Investments in fixed-income securities with lower ratings, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.
  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund's assets can decline as can the real value of the Fund's distributions.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  DIVERSIFICATION RISK: The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund's net asset value, or NAV.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	DIVERSIFICATION RISK: The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund's net asset value, or NAV.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed over the life of the Fund; and
  how the Fund's average annual returns for one year and over the life of the Fund compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on “Individuals--U.S.” then “Products & Performance”).

		The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
  how the Fund's performance changed over the life of the Fund; and
  how the Fund's average annual returns for one year and over the life of the Fund compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 3.47% IN THE 3RD QUARTER, 2012; AND WORST QUARTER WAS DOWN -1.71% IN THE 2ND QUARTER, 2012.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class C shares because these Classes have different expense ratios;
AllianceBernstein Limited Duration High Income Portfolio | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.90%
Total Other Expenses	rr_OtherExpensesOverAssets	0.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[2]
After 1 Year	rr_ExpenseExampleYear01	528
After 3 Years	rr_ExpenseExampleYear03	832
After 5 Years	rr_ExpenseExampleYear05	1,245
After 10 Years	rr_ExpenseExampleYear10	2,398
03	rr_AnnualReturn2003
04	rr_AnnualReturn2004
05	rr_AnnualReturn2005
06	rr_AnnualReturn2006
07	rr_AnnualReturn2007
08	rr_AnnualReturn2008
09	rr_AnnualReturn2009
10	rr_AnnualReturn2010
11	rr_AnnualReturn2011
12	rr_AnnualReturn2012	11.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.71%)
1 YEAR	rr_AverageAnnualReturnYear01	7.16%	[3],[4]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.14%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 7, 2011	[4]
AllianceBernstein Limited Duration High Income Portfolio | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.92%
Total Other Expenses	rr_OtherExpensesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.65%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[2]
After 1 Year	rr_ExpenseExampleYear01	278	[6]
After 3 Years	rr_ExpenseExampleYear03	647
After 5 Years	rr_ExpenseExampleYear05	1,239
After 10 Years	rr_ExpenseExampleYear10	2,845
1 YEAR	rr_AverageAnnualReturnYear01	9.93%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.64%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 7, 2011
AllianceBernstein Limited Duration High Income Portfolio | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.13%
Total Other Expenses	rr_OtherExpensesOverAssets	1.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.18%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[2]
After 1 Year	rr_ExpenseExampleYear01	77
After 3 Years	rr_ExpenseExampleYear03	369
After 5 Years	rr_ExpenseExampleYear05	815
After 10 Years	rr_ExpenseExampleYear10	2,055
1 YEAR	rr_AverageAnnualReturnYear01	12.25%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	11.72%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 7, 2011
AllianceBernstein Limited Duration High Income Portfolio | Return After Taxes on Distributions | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.27%	[3],[4]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.25%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 7, 2011	[4]
AllianceBernstein Limited Duration High Income Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	4.60%	[3],[4]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.95%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 7, 2011	[4]
AllianceBernstein Limited Duration High Income Portfolio | Barclays Capital Global High Yield 1-5 Year Index (U.S. dollar hedged) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	17.76%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	17.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 7, 2011

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through December 7, 2014 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding 1.05%, 1.75% and 0.75% of average daily net assets, respectively, for Class A, Class C shares and Advisor Class shares (excluding acquired fund fees and expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until December 7, 2014, provided that no reimbursement payment will be made that would cause the Fund's total annual Fund operating expenses to exceed the percentages in the preceding sentence or cause the total of the payments to exceed the Fund's total initial offering expenses.
[3]	Inception date for Class A, Class C and Advisor Class shares: 12/07/11
[4]	After-tax returns: Are shown for Class A shares only and will vary for Class C shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[5]	For Class C shares, the CDSC is 0% after the first year.
[6]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BOND FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Document Creation Date	dei_DocumentCreationDate	Jan 30, 2013